Related Party Transactions (Details)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 17, 2018 shares	Nov. 06, 2018 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 21, 2018 shares
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor | $					$ 230,000,000	$ 230,000,000	$ 230,000,000
Due to related parties | $												$ 115,381
Warrants exercise price | $ / shares	$ 0.01					$ 0.01	$ 0.01
Class B common stock
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001					$ 0.0001
Common stock shares outstanding	5,750,000				5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	0
Number of forfeited shares					575,000		575,000
Class A Common stock
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor (in shares)					23,000,000		23,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001					$ 0.0001	$ 0.0001					$ 0.0001
Issuance of Class B common stock to Sponsor | $					$ 2,300		$ 2,300
Common stock shares outstanding	938,728				1,119,837	926,135	938,728	876,966	876,491	968,745	1,034,560	0	0
Stock Conversion Ratio						1
Sponsor
Related Party Transaction [Line Items]
Reverse split ratio		0.8-for-1
Common stock shares outstanding		5,750,000
Number of forfeited shares				575,000
Due to related parties | $	$ 153,000					$ 153,000	$ 153,000
Working capital loans, amount | $	$ 1,500,000					$ 1,500,000	$ 1,500,000
Warrants exercise price | $ / shares	$ 1.50					$ 1.50	$ 1.50
Sponsor | Class B common stock
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor (in shares)			7,187,500
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Issuance of Class B common stock to Sponsor | $	$ 25,000,000		$ 25,000			$ 25,000
Common stock shares outstanding		5,750,000
Number of forfeited shares				575,000			750,000
Sponsor | Class B common stock | Maximum
Related Party Transaction [Line Items]
Number of forfeited shares				750,000
Anchor Investors | Class B common stock
Related Party Transaction [Line Items]
Issuance of Class B common stock to Sponsor (in shares)				575,000
Issuance of Class B common stock to Sponsor | $				$ 2,300